Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	$ 7,841,600
End of period	4,372,000	$ 7,841,600
Impairment loss recognised in profit or loss, property, plant and equipment	3,560,000	1,210,000
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	23,155,800
End of period	23,704,800	23,155,800
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	245,500	472,600
Acquisitions through business combinations, net	1,300	7,300
Additions	108,200	384,900
Dispositions, net	(200)	(101,900)
Transfers to property, plant and equipment	(198,000)	(380,600)
Expense arising from exploration for and evaluation of mineral resources	(71,900)	(129,100)
Foreign exchange	1,500	(7,700)
End of period	86,400	245,500
Impairment loss recognised in profit or loss, property, plant and equipment	0
Exploration and evaluation assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	1,848,100	2,325,000
End of period	1,736,100	1,848,100
Exploration and evaluation assets | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	(1,602,600)	(1,852,400)
End of period	$ (1,649,700)	$ (1,602,600)